SHADOW
STOCK
FUND

Semiannual Report
December 31, 1996

JONES & BABSON
MUTUAL FUNDS


MESSAGE
TO OUR SHAREHOLDERS

Shadow Stock Fund's total returns (price change and reinvested distributions) for the most recent quarter, semiannual period and year ended December 31, 1996, are summarized in the table below:

                                Investment Results - Total Return
                                Periods Ended 12/31/96
                                3 Mos.  6 Mos.  12 Mos.

SHADOW STOCK FUND		11.01%	12.09%	21.37%
Russell 2000*                   5.20%    5.56%  16.54%
Lipper Small Cap
   Growth Universal*		2.48%	4.30%	20.15%
*Unmanaged stock index

The Fund's average annual compounded total returns for one year, five years and the life of the Fund (inception August 28, 1987) as of December 31, 1996, were 21.37%, 14.22% and 8.62%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

Small capitalization stocks enjoyed a return to favor last year, with most of the glory going to modestly valued stocks. This is illustrated by the returns of the unmanaged Russell 2000 Value index, which gained 21.36%, versus the unmanaged Russell 2000 Growth index which gained only 10.06%. The largest gains for both strategies came in the capital goods, energy and finance sectors. The Fund is overweighted in capital goods and finance, but underweighted in the energy sector, due partly to price/book valuations and partly because of higher institutional ownership. These characteristics helped bring about outperformance during the fourth quarter of 1996.

The Fund continues to have attractive valuation characteristics. The average price/earnings ratio based on estimated earnings for 1997 for the companies in the Fund is only 16.1, well below the unmanaged Standard & Poor 500's multiple of 23.3 times earnings. The average price to book value of the Fund's companies is 1.5 times, compared to 4.8 for the S&P 500 index or 4.4 for the Russell 2000. The reasonable valuations of the Fund's investments should help to reduce risk if the market experiences a setback.

A number of holdings were sold during the quarter because they had risen to more than double the upper limit of market capitalization to qualify the purchase, and their price/book value ratios had risen too high. Among these sales were Hadco Corp. (manufactures printed circuits), Lexington Global Asset Managers, Inc. (real estate managers), Lynch Corp. (multimedia and telecom manufacturing), Maxwell Technologies, formerly Maxwell Labs, (electronic components), Pomeroy Computer Resources (retail), Riser Foods (retail), and RLI Corp. (specialty insurance).

There has also been a fair amount of merger and acquisition activity. Some of the new names in the portfolio are due to consolidation, and one name had to be removed altogether when JC Penney purchased Fay's, Inc. (drug store) and the holding moved out of our target market cap range. Additionally, Financial Institutions Insurance Group, Ltd. was purchased by a private firm for $16 per share, our cost basis was $9.67.

The Fund continues to base its policies on three primary characteristics that academic studies have identified as leading to above average performance in the past. They are small size, neglected by Wall Street, and low price-to-book value. Although these policies are not always what the stock market favors, its returns on a risk-adjusted basis are above average.

We appreciate your continued use of Shadow Stock Fund in your investment program.

Sincerely,


/s/Larry D. Armel
Larry D. Armel
President


STATEMENT OF NET ASSETS
December 31, 1996 (unaudited)


Shares          Company                                  Market Value

COMMON STOCKS - 97.91%
BASIC MATERIALS - 3.14%
         9,401  Aceto Corp.                              $      131,026
        31,400  American Pacific Corp.                          208,025
         3,500  Badger Paper Mills, Inc.                         28,875
         4,480  Baltek Corp.                                     32,480
	17,700	Hauser Chemical Research, Inc.			103,987
	15,517 	Insteel Industries, Inc.			137,713
	11,000	National Sanitary Supply Co.			144,375
         4,400  Pitt-Des Moines, Inc.                           182,600
	16,325 	Roanoke Electric Steel Corp.			273,444
                                                              1,242,525
CAPITAL GOODS - 15.71%
         6,700  American Filtrona Corp.                         283,912
         7,000  American Technical
                  Ceramics Corp.                                 45,500
         7,044  Athey Products Corp.                             29,057
         9,900  Aztec Manufacturing Co.                          82,913
         3,300  Badger Meter, Inc.                              126,637
        26,400  Baker (Michael) Corp.                           168,300
         5,627  Binks Manufacturing Co.                         225,783
        20,900  BMC West Corp.                                  256,025
	19,300	Cameron Ashley Building
                  Products, Inc.                                270,200
        28,200  Cascade Corp.                                   454,725
        12,200  Cherry Corp. Cl. A                              195,200
        12,000  Cherry Corp. Cl. B                              189,000
        8,382   Del Global Technology                            71,247
         7,700  Devcon International Corp.                       47,163
         7,315  Ecology and Environment,
                        Inc. Cl. A                               57,148
        14,400  Engle Homes, Inc.                               122,400
        14,800  Failure (The) Group, Inc.                        90,650
        20,500  Fairfield Communities, Inc.                     507,375
         6,475  Farr Co.                                        107,647
        11,300  Gehl Co.                                        122,888
         3,150  Graham Corp.                                     29,531
         4,000  Heist (C.H.) Corp.                               31,250
         5,400  Industrial Acoustics
                  Company, Inc.                                  47,250
         7,600  Liberty Homes, Inc. Cl. A                       101,650
         6,000  M/I Schottenstein Homes, Inc.                    66,000
        16,800  Mestek, Inc.                                    277,200
        12,712  Met-Pro Corp.                                   170,023
         8,600  Monaco Coach Corp.                              139,750
         5,700  Noland Co.                                      130,387
        29,500  O'Sullivan Corp.                                324,500
         1,800  Oilgear Co.                                      27,000
         8,600  Oriole Homes Corp. Cl. A                         62,350
         3,200  Penn Engineering & Manufacturing
                  Corp. (voting)                                 66,400
         9,600  Penn Engineering & Manufacturing
                  Corp. (non-voting)                            196,800
        11,200  Plasti-Line, Inc.                               131,600
         9,700  Puerto Rican Cement Co., Inc.                   303,125
        11,900  SL Industries, Inc.                              92,225
         7,182  Southwest Water Co.                              99,650
        11,000  Starrett Housing Corp.                          118,250
        19,875  Terex Corp.                                     201,234
        16,800  URS Corp. New                                   151,200
                                                              6,221,145
CONSUMER CYCLICAL - 18.59%
	19,000	All American
                  Communications Inc.                           256,500
         7,800  American Recreation
                  Centers, Inc.                                  44,850
        10,200  Amplicon, Inc.                                  208,463
         4,400  Analysis & Technology, Inc.                      63,800
	13,400	Ben & Jerry's
                  Homemade, Inc. Cl. A                          145,725
        20,500  Bon-Ton Stores, Inc.                            125,562
        19,200  Carmike Cinemas, Inc. Cl. A                     487,200
        13,300  Crown Books Corp.                               156,275
        30,721  Dixie Yarns, Inc.                               238,088
        40,600  Egghead, Inc.                                   213,150
         9,300  ELXSI Corp. New                                  61,613
         2,700  Federal Screw Works                              78,300
         8,600  Fuqua Enterprises, Inc.                         208,550
        21,300  Gottschalks, Inc.                               111,825
	20,300	Government Technology
                  Services, Inc.                                114,187
         8,703  Hampton Industries, Inc.                         50,042
         6,118  Hein-Werner Corp.                                40,532
           900  Howell Industries, Inc.                          37,012
        22,200  InaCom Corp.                                    888,000
         7,916  Knape & Vogt
                  Manufacturing Co.                             130,614
         5,199  M/A/R/C (The) Group                             113,728
         4,000  McRae Industries, Inc. Cl. A                     40,000
         8,700  National Picture & Frame Co.                     87,000
        12,700  Optical Coating Laboratory, Inc.                136,525
        11,000  OroAmerica Inc.                                  55,000
	20,000	Piccadilly Cafeterias, Inc.			185,000
         5,700  Pulaski Furniture Corp.                          96,900
        16,400  R & B, Inc.                                     125,050
         8,500  Reading Entertainment, Inc.                      87,125
        17,500  Rex Stores Corp.                                142,187
	23,000	RPC Energy Services, Inc.			345,000
	17,400	S & K Famous Brands, Inc.			165,300
         8,000  Scheib (Earl), Inc.                              56,000
         8,900  Seneca Foods Corp. New Cl. A                    140,175
        23,100  Sportmart, Inc. New                              77,962
        40,100  Syms Corp.                                      340,850
        17,000  Syratech Corp.                                  535,500
        30,200  TCBY Enterprises, Inc.                          120,800
	11,800	Thomaston Mills, Inc. Cl. A			132,750
         1,000  Thomaston Mills, Inc. Cl. B                      11,625
         8,100  Trimark Holdings, Inc.                           42,525
        12,300  Uni-Marts, Inc.                                  70,725
         5,250  Valley Forge Corp.                               72,188
	10,597	Virco Manufacturing Corp.			151,007
         4,900  Weyco Group, Inc.                               197,225
        13,828  Wolohan Lumber Co.                              172,850
                                                              7,361,285
CONSUMER STAPLES - 11.66%
        19,100  Blessings Corp.                                 177,869
	16,100	Buttrey Food & Drug Stores Co. 			134,837
         9,300  Cagle's, Inc. Cl. A                             133,688
        14,400  Chattem, Inc.                                   129,600
         4,200  Christiana Companies, Inc.                      108,150
         6,700  Continental Can Company, Inc.                    94,638
CONSUMER STAPLES (Continued)
        11,866  Del Laboratories, Inc.                          247,703
         2,500  Foodarama Supermarkets, Inc.                     36,875
         3,200  Genesee Corp. Cl. B                             135,200
	17,750	Golden Poultry Company, Inc.			191,922
        11,900  Grist Mill Co. New                               69,913
        21,800  Health Images, Inc.                             362,425
	33,500	Ingles Markets, Inc. Cl. A			418,750
         7,225  Marsh Supermarkets, Inc. Cl. A                   98,441
         9,125  Marsh Supermarkets, Inc. Cl. B                  103,797
        13,850  Medex, Inc.                                     322,012
        19,600  Orange-Co. Inc. New                             151,900
        15,200  Quaker Fabric Corp. New                         212,800
         8,200  Safety Components
                  International, Inc.                            73,800
        12,550  Sanderson Farms, Inc.                           210,213
         3,100  Seaway Food Town, Inc.                           83,700
         5,900  Seneca Foods Corp. Cl. B                         89,975
         7,400  Span-America Medical
                  Systems, Inc.                                  31,450
        15,600  Swiss Army Brands, Inc.                         206,700
        12,100  Toastmaster Inc.                                 45,375
         7,850  Tranzonic Cos. Cl. A                            140,319
         9,500  Triple S Plastics, Inc.                          73,625
         7,900  Vallen Corp.                                    131,337
        10,800  Western Beef, Inc.                              112,050
        10,666  Worthington Foods, Inc.                         202,654
         7,400  Zaring Homes, Inc.                               83,250
                                                              4,614,968
ENERGY - 1.02%
         2,203  HS Resources, Inc.                               36,349
         9,100  Maynard Oil Co.                                 170,625
         6,800  Prima Energy Corp.                              153,000
         2,600  Roanoke Gas Co.                                  44,200
                                                                404,174
FINANCIAL - 18.64%
         4,300  Amwest Insurance Group, Inc.                     58,050
        14,208  Chartwell Re Corp.                              380,064
         6,375  Cotton States Life and Health
                  Insurance Co.                                  90,844
	33,900	EMC Insurance Group, Inc. 			406,800
	17,200	First Financial Caribbean Corp.			477,300
	11,500	Interstate/Johnson Lane, Inc.			156,687
        11,800  Lawyers Title Corp.                             231,575
	10,920	McDonald & Co. Investments, Inc.		379,470
         5,000  Merchants Group, Inc.                            92,500
	12,300	Meridian Insurance Group, Inc.			181,425
         5,800  Midland Co.                                     223,300
         5,600  Minuteman International, Inc.                    50,400
        11,300  Mobile America Corp.                            118,650
        30,000  Morgan Keegan, Inc.                             513,750
        10,800  National Insurance Group                         47,250
         4,850  National Security Group, Inc.                    63,656
         5,300  National Western Life
                  Insurance Co.                                 461,100
        15,200  Navigators Group, Inc.                          277,400
	12,400	Penn Treaty American Corp.			322,400
         7,500  Penn-America Group, Inc.                        120,937
        19,600  Pioneer Financial Services, Inc.                490,000
         6,600  Professionals Insurance Company
                  Management Group                              145,200
        16,000  PXRE Corp.                                      396,000
         9,900  RLI Corp.                                       330,412
         3,700  Scott & Stringfellow
                  Financial, Inc.                                74,925
        22,800  Sherwood Group, Inc.                            236,550
	30,850	State Auto Financial Corp.			555,300
	13,400	Stewart Information	 Services Corp.		278,050
         9,672  Walshire Assurance Co.                          141,453
         4,600  Ziegler (The) Companies, Inc.                    80,500
                                                              7,381,948
MISCELLANEOUS - 2.86%
        12,900  Celebrity, Inc.                                  45,956
         9,000  Edelbrock Corp.                                 144,000
        1,500   FRM Nexus, Inc.                                   1,500
        16,000  IWC Resources Corp.                             498,000
        10,600  Primesource Corp.                                82,812
         4,500  Programming and Systems, Inc.                     4,500
        12,400  Rottlund Inc.                                    61,225
         2,600  Scope Industries                                128,375
        10,500  Tylan General Inc.                              165,703
                                                              1,132,071
TECHNOLOGY - 12.02%
        19,100  Airways Corp.                                    54,913
         2,100  Allen Organ Co. Cl. B                            83,475
         6,400  Autologic Information
                  International, Inc.                            28,800
        11,400  BEI Electronics, Inc.                           119,700
        15,100  Bell Industries Inc.                            322,763
        18,700  Bell Microproducts Inc.                         165,963
        12,800  CPAC Inc.                                       192,000
        16,800  Data Systems & Software Inc.                     95,550
        10,600  Dataram Corp.                                    92,750
         4,000  Datron Systems, Inc.                             32,000
         5,200  Eastern (The) Co.                                68,250
         7,900  Equitrac Corp.                                   92,825
         3,100  Espey Mfg. & Electronics Corp.                   48,050
        26,200  Genus Inc.                                      144,100
         4,700  Giga-tronics, Inc.                               39,363
        18,200  GTI Corp.                                        88,725
	13,000	IEC Electronics Corp. New			107,250
        11,900  IFR Systems, Inc.                               187,425
        18,848  Intellicall, Inc.                               108,376
        50,463  Intelligent Electronics, Inc.                   403,704
         8,600  Interphase Corp.                                 86,000
         9,313  Isco, Inc.                                       83,817
	13,200	K-Tron International, Inc.			135,300
         4,300  Moore Products Co.                               77,400
        16,400  Newport Corp.                                   145,550
        19,950  Nichols Research Corp.                          508,725
        16,200  Norstan, Inc.                                   291,600
	14,900	North Star Universal, Inc.			121,063
        13,500  Plexus Corp.                                    226,125
	12,000	Powell Industries, Inc. 			166,500
        17,400  Proxima Corp.                                   224,025
         3,700  SBE, Inc.                                        14,800
         8,000  TRM Copy Center Corp.                            78,000
         6,800  Vertex Communications Corp.                     123,250
                                                              4,758,137
TRANSPORTATION & SERVICES - 1.80%
         9,312  International Shipholding Corp.                 172,272
         3,800  Kenan Transport Co.                              75,050
         9,466  KLLM Transport Services, Inc.                    92,294
         8,000  Marten Transport Ltd.                           110,000
        11,100  Petroleum Helicopters, Inc.                     194,250
         4,200  VSE Corp.                                        67,200
                                                                711,066
 UTILITIES - 12.47%
         6,600  Atrion Corp.                                    108,900
	17,100	Bangor Hydro-Electric Co.			158,175
         3,800  Berkshire Gas Co.                                65,550
	16,350	Cascade Natural Gas Corp.			277,950
         5,700  Chesapeake Utilities Corp.                       96,188
        12,150  Colonial Gas Co.                                258,187
	14,450	Connecticut Energy Corp.			307,063
         5,000  Connecticut Water
                  Service, Inc.                                 146,250
        17,800  Consumers Water Co.                             320,400
 UTILITIES (Continued)
         4,000  Delta Natural Gas
                  Company, Inc.                                  74,000
         2,200  Dominguez Services Corp.                         50,325
        11,600  E'town Corp.                                    366,850
         5,000  EnergyNorth, Inc.                               108,750
         3,400  Essex County Gas Co.                             84,150
         3,100  Florida Public Utilities Co.                     63,938
	10,600	Green Mountain Power Corp.			253,075
         2,600  Maine Public Service Co.                         47,125
         7,600  Middlesex Water Co.                             129,200
        22,419  NUI Corp.                                       507,230
	23,850	Philadelphia Suburban Corp.			474,019
         9,800  Providence Energy Corp.                         171,500
         6,100  SJW Corp.                                       285,937
        14,300  Southern California Water Co.                   311,025
         9,176  UNITIL Corp.                                    183,520
         5,100  Upper Peninsula Energy Corp.                     87,975
                                                              4,937,282
TOTAL COMMON STOCKS - 97.91%                                 38,764,601


FACE AMOUNT            DESCRIPTION                      Market Value

REPURCHASE AGREEMENT - 2.45%
$970,000		UMB Bank, n.a.
			5.85%, due January 2, 1997
			(Collateralized by U.S.
			Treasury Notes, 8.875%,
			due February 15, 1999)			970,000


TOTAL INVESTMENTS - 100.36%                             $    39,734,601

Other assets less liabilities - (0.36%)                       (144,217)

TOTAL NET ASSETS - 100.00%
	(equivalent to $11.70 per share;
	10,000,000 shares of $1.00 par
	value capital shares authorized;
        3,384,928 shares outstanding)                   $    39,590,384

See accompanying Notes to Financial Statements.


STATEMENT OF ASSETS
AND LIABILITIES
December 31, 1996 (unaudited)

ASSETS:
  Investment securities, at market value
    (identified cost $31,074,197)                       $    39,734,601
  Dividends receivable                                           58,047
    Total assets                                             39,792,648
LIABILITIES AND NET ASSETS:
  Cash overdraft                                                202,264
    Total liabilities                                           202,264
NET ASSETS                                              $    39,590,384

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)           $    30,149,781
  Accumulated undistributed income (loss):
    Undistributed net investment income                          74,549
    Accumulated net realized gain on
      investment transactions                                   705,650
  Net unrealized appreciation in value
    of investments                                            8,660,404
NET ASSETS APPLICABLE TO OUTSTANDING SHARES             $    39,590,384

Capital shares, $1.00 par value
   Authorized                                                10,000,000
   Outstanding                                                3,384,928

NET ASSET VALUE PER SHARE                                      $  11.70

See accompanying Notes to Financial Statements.


STATEMENT OF OPERATIONS
Six Months Ended December 31, 1996 (unaudited)

INVESTMENT INCOME:
  Income:
    Dividends                                           $       393,109
    Interest                                                      1,384
                                                                394,493
  Expenses:
    Management fees (Note 3)                                    187,686
    Custodian fees                                                1,596
    Pricing service fees                                         13,558
    Registration fees                                            18,257
                                                                221,097
      Net investment income                                     173,396

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions
    (excluding repurchase agreements):
    Proceeds from sales of investments                        4,097,353
    Cost of investments sold                                  1,947,082
      Net realized gain from investment
        transactions                                          2,150,271
  Unrealized appreciation on investments:
    Beginning of period                                       6,795,364
    End of period                                             8,660,404
      Increase in net unrealized appreciation
        on investments                                        1,865,040
      Net gain on investments                                 4,015,311
      Increase in net assets resulting from operations   $    4,188,707

See accompanying Notes to Financial Statements.


STATEMENTS OF CHANGES
IN NET ASSETS

                                            SIX MONTHS ENDED        YEAR ENDED
                                            DECEMBER 31, 1996       JUNE 30,
                                            (UNAUDITED)             1996

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                         $     173,396   $      309,091
  Net realized gain from investment transactions    2,150,271        3,842,508
  Increase in net unrealized appreciation
    on investments                                  1,865,040        1,972,752
    Net increase in net assets resulting
      from operations                               4,188,707        6,124,351
Net equalization included in the price of
  shares issued and redeemed                            7,276         (14,204)

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                             (113,891)        (333,014)
  Net realized gain from investment transactions
                                                  (2,839,688)      (3,002,705)
    Total distributions to shareholders           (2,953,579)      (3,335,719)

DECREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 326,171 and 401,940 shares sold     3,715,466        4,446,012
  Net asset value of 239,499
    and 281,278 shares issued for
    reinvestment of distributions                   2,773,406        3,105,517
                                                    6,488,872        7,551,529
  Cost of 614,218 and 912,215 shares redeemed     (6,964,198)     (10,151,906)
    Net decrease from capital share transactions    (475,326)      (2,600,377)
      Total increase in net assets                    767,078          174,051

NET ASSETS:
  Beginning of period                              38,823,306       38,649,255
  End of period (including undistributed
    net investment income
    of  $74,549 and $7,768, respectively)      $   39,590,384   $   38,823,306

*Distributions to shareholders:
  Income dividends per share                         $ 0.0364          $  0.10
  Capital gains distribution per share               $ 0.9086          $  0.90

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Common stocks traded on a national securities exchange are valued at the last reported sales price on the last business day of the period or, if no sale was reported on that date, at the average of the last reported bid and asked prices. Common stocks traded over-the-counter are valued at the average of the last reported bid and asked prices. Investment transactions are recorded on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

Equalization - The Fund uses the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of redemption of capital shares, equivalent on a per share basis to the amount of undistributed net investment income on the date of the transactions, is credited or charged to undistributed income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of capital shares.

2. PURCHASES AND SALES OF SECURITIES:

The aggregate amounts of security transactions during the period ended December 31, 1996 (excluding repurchase agreements), were as follows:

	Purchases  		$	-
        Proceeds from sales          4,097,353

3. MANAGEMENT FEES:

Management fees, which include all normal expenses of the Fund other than fees for pricing services, custodian fees, dues, taxes, fees and other charges of governmental agencies for qualifying the Fund's shares for sale, special legal fees, interest and brokerage commissions, are paid to Jones & Babson, Inc., an affiliated company. These fees are based on average daily net assets of the Fund at the annual rate of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc.


This report has been prepared for the information of the Shareholders of Shadow Stock Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Babson Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


EQUITIES
Growth Fund
Enterprise Fund*
Enterprise Fund II
Value Fund
Shadow Stock Fund
International Fund

FIXED INCOME
Bond Trust
Money Market Fund
Tax-Free Income Fund

*Closed to new investors

JONES & BABSON
MUTUAL FUNDS

2440 Pershing Road
Kansas City, MO 64108-2561
816-471-5200

1-800-4-BABSON
(1-800-422-2766)

http://www.jbfunds.com